EXHIBIT 99.1

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-Oct-18	15-Oct-18	15-Nov-18
To	31-Oct-18	15-Nov-18
Days	31

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$1,600,000,000.00
	A1	850,000,000.00
	A2	750,000,000.00
Principal Amount of Debt		1,600,000,000.00
Required Overcollateralization		$375,360,000.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$7,333,163.53

Series Nominal Liquidation Amount		1,982,693,163.53
Required Participation Amount		$1,982,693,163.53

Excess Receivables		$232,379,290.52

Total Collateral		2,215,072,454.05
Collateral as Percent of Notes		138.44%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,731,440,476.76
Total Principal Collections	($2,315,061,471.76)
Investment in New Receivables	$2,692,958,688.93
Receivables Added for Additional Accounts	$0.00
Repurchases	($65,649,358.61)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($671,486,765.75)
Less Servicing Adjustment	($5,342,166.86)

Ending Balance	$5,366,859,402.71

SAP for Next Period	39.61%

Average Receivable Balance	$5,439,251,921.70
Monthly Payment Rate	42.56%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$19,421,979.32
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$19,421,979.32

Series Allocation Percentage at Month-End	39.61%
Floating Allocation Percentage at Month-End	98.06%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	31
A1 LIBOR	2.279500%
A1 Applicable Margin	0.640000%

	2.919500%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	2,136,911.81	2.51
Principal A1	—	—

		2.51

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	—	—
		1.28
Total Due Investors	3,099,411.81
Servicing Fee	1,646,133.33

Excess Cash Flow	2,798,712.74

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.94%
Pass / Fail	PASS